Acquisitions of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Firmway
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated	Amortization
	Value	Period
	$
Cash	1,731,778
Amount due from related parties	1,189,679
Prepaid rent	3,815,608	20 years
Liabilities assumed	(1,927)
Favorable lease term	5,264,862	20 years
Goodwill	1,316,215
Deferred tax liabilities	(1,316,215)

Total	12,000,000

Beijing Jiahua
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,775
Liabilities assumed	(468)
Customer relationship	3,307,686	7.3 years
Non-compete agreements	953,596	2.6 years
Goodwill	9,541,048
Deferred tax liabilities	(1,065,320)

Total	12,815,317

Beijing Shangtuo
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,827
Liabilities assumed	(928)
Customer relationship	983,494	7.3 years
Non-compete agreements	413,854	2.6 years
Goodwill	3,075,575
Deferred tax liabilities	(349,337)

Total	4,201,485

COHT
Purchase price was allocated as follows:
Schedule of consideration transferred

Amount
$

Fair value of CRIC’s shares issued*	572,000,004
Replacement of COHT share options	14,960,796

Consideration	586,960,800
Fair value of the Group’s investment in COHT held before the business combination**	27,078,000

Total value to be allocated in purchase accounting	614,038,800

*	The fair value of the 47,666,667 ordinary shares issued by the CRIC was based on the IPO offering price of CRIC’s ADS.

**

As a result of the Group obtaining control over COHT, the Group’s previously held equity interest was re-measured to fair value of $27,078,000, with the excess of fair value over the carrying amount recognized as a gain of $21,453,221.

Schedule of purchase price allocation

	Allocated Value	Amortization Period
	$
Total tangible assets acquired	26,703,269
Liabilities assumed	(17,432,772)
Intangible assets acquired:
— License agreements with SINA	80,660,000	10 years
— Real estate advertising agency agreement with SINA	106,790,000	10 years
— CRIC database license agreement	8,300,000	9 years
— Customer relationship	5,580,000	10 years
— Contract backlog	110,000	1 year
Goodwill	444,885,665
Deferred tax liabilities	(41,557,362)

Total	614,038,800

Portal Overseas
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated Value	Amortization Period
	$
Cash	1,265,772
Other current assets	1,463,529
Liabilities assumed	(4,390,507)
Leasehold improvement	2,077,479	5-20 years
Prepaid rent	4,348,647	20 years
Favorable lease term	2,428,110	20 years

Total	7,193,030